Schedule of Significant Customers (Parenthetical) (Detail) (Sales Revenue, Segment [Member])	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Sales Revenue, Segment [Member]
Customers total revenue
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%